Other Income/Expenses and Adjustments - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Allowance for trade receivables for related parties	$ 27
Allowance for trade receivables	302	$ 279	$ 332
Allowance for other receivable		191
Allowance for foreseeable loss	276	236
Impairment of property, plant and equipment	223	2,524	0
Loss on disposal of assets classified as held for sale	(4,525)	11
Other operating expenses - others	81	145
Total other operating expenses	$ 909	$ 3,386	$ 332